Shareholder Fees - FidelityGovernmentMoneyMarketFund-ClassSPRO	Jun. 29, 2024 USD ($)
FidelityGovernmentMoneyMarketFund-ClassSPRO | Fidelity Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none